Common Stock- Schedule of Reserved Shares of Common Stock (Details) - shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reserved Shares of Common Stock [Line Items]
Common stock reserved for issuance	15,312,731	15,354,370	11,483,561
Conversion of Series Seed-1 [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Common stock reserved for issuance	1,536,006	1,536,006	1,536,006
Conversion of Series Seed-2 [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Common stock reserved for issuance	1,099,412	1,099,412	1,099,412
Conversion of Series A-1 [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Common stock reserved for issuance	1,059,058	1,059,058	1,059,058
Conversion of Series A [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Common stock reserved for issuance	2,652,734	2,652,734	2,652,734
Conversion of Series SA-2 [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Common stock reserved for issuance	1,745,625	1,745,625	1,745,625
Conversion of Series A-2 [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Common stock reserved for issuance	3,184,572	3,184,572	1,773,460
Conversion of Series X [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Common stock reserved for issuance	779,240	769,114
Exercise Of Stock Options [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Common stock reserved for issuance	3,256,084	3,307,849	1,617,266